Supplemental Information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid and other current assets
Prepaid insurance	$ 7.9		$ 8.0
Tax related items including value added tax receivables	215.2		122.9
Refund asset	49.7		0.0
Environmental obligation recoveries (Note 11)	6.2		7.0
Derivative assets (Note 18)	11.7		6.7
Acquisition related items	3.4		54.7
Other prepaid and current assets	138.5		104.2
Total	432.6	$ 388.3	303.5
Other assets including long-term receivables, net
Non-current receivables (Note 9)	84.5		106.7
Advance to contract manufacturers	69.9		68.9
Capitalized software, net	61.8		24.4
Environmental obligation recoveries (Note 11)	24.3		25.3
Income taxes deferred charges	41.9		60.7
Deferred compensation arrangements	17.7		30.1
Pension and other postretirement benefits (Note 14)	42.8		0.0
Other long-term assets	40.5		53.4
Total	383.4		369.5
Accounts payable from stock sale and deferred goodwill			32.9
Deferred goodwill			21.8
Accrued and other liabilities
Restructuring reserves (Note 8)	17.2		3.5	$ 15.6
Dividend payable (Note 16)	53.2		22.3
Accrued payroll	87.0		84.6
Environmental reserves, current, net of recoveries (Note 11)	63.0		71.6
Derivative liabilities (Note 18)	0.3		2.3
Acquisition related items	0.0		45.8
Unfavorable contracts	103.1		65.7
Other accrued and other liabilities	247.0		183.6
Total	570.8	$ 564.2	479.4
Other long-term liabilities
Asset retirement obligations, long-term (Note 1)	2.6		1.9
Transition tax related to Tax Cuts and Jobs Act	145.6		186.5
Contingencies related to uncertain tax positions (Note 12)	79.5		90.9
Deferred compensation arrangements (Note 18)	24.3		38.8
Self-insurance reserves (primarily workers' compensation)	2.2		6.1
Lease obligations	17.3		22.5
Reserve for discontinued operations (Note 10)	72.2		63.2
Guarantees of vendor financing (Note 19)	0.0		0.2
Unfavorable contracts	327.6		243.9
Other long-term liabilities	71.6		60.4
Total	742.9		$ 714.4
Estimated product returns liability	$ 49.7